SHAREHOLDERS' EQUITY (Details 2) - Nonemployee Stock Option [Member] - December 2, 2014 [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Date Of Grant	Dec. 02, 2014
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Outstanding Number | shares	20,000 [1]
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Exercise Price | $ / shares	$ 7.78
Sharebased Compensation Arrangement By Sharebased Payment Award Options To Nonemployees Expiration Date	Dec. 02, 2024

[1]	All options were fully vested on the grant date.